Unaudited Condensed Consolidated Statements of Preferred Shares and Shareholders' Equity - USD ($) $ in Thousands	Total	SERIES A $0.00001 PAR VALUE	SERIES B $0.00001 PAR VALUE	SERIES C $0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED B SHARES £0.001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT
Beginning Balance at Dec. 31, 2018	$ 22,971	$ 1						$ 91,574	$ (2,845)	$ (65,759)
Beginning Balance, Shares at Dec. 31, 2018		34,840,000	20,800,034		23,067		8,288,204
Issuance of shares, Shares			38,133,299
Issuance of ordinary shares	74,588							74,588
Forfeiture of ordinary shares, Shares					80,129		(80,129)
Non-cash share-based compensation	216							216
Unrealized loss on foreign currency translation	(1,464)								(1,464)
Net loss	(24,654)									(24,654)
Ending Balance at Jun. 30, 2019	71,657	$ 1						166,378	(4,309)	(90,413)
Ending Balance, Shares at Jun. 30, 2019		34,840,000	58,933,333		103,196		8,208,075
Beginning Balance at Dec. 31, 2019	84,956	$ 1						207,622	(2,999)	(119,668)
Beginning Balance, Shares at Dec. 31, 2019		34,840,000	58,933,333	12,307,692	110,370		16,047,440
Issuance of preferred shares	70,724							70,724
Issuance of shares, Shares		230,249	448,631	41,613,874		123,638,835	721,120
Issuance of ordinary shares	9							9
Forfeiture of ordinary shares, Shares					165,414		(165,414)
Issuance of deferred shares	153					$ 153
Non-cash share-based compensation	568							568
Unrealized loss on foreign currency translation	(4,166)								(4,166)
Net loss	(33,264)									(33,264)
Ending Balance at Jun. 30, 2020	$ 118,980	$ 1				$ 153		$ 278,923	$ (7,165)	$ (152,932)
Ending Balance, Shares at Jun. 30, 2020		35,070,249	59,381,964	53,921,566	275,784	123,638,835	16,603,146